STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1%
Advertising - .0%
Lamar Media, Gtd. Notes	5.00	5/1/2023	5,000		5,105
Lamar Media, Gtd. Notes	5.38	1/15/2024	75,000		77,531
MDC Partners, Gtd. Notes	6.50	5/1/2024	20,000	[a]	18,150
National CineMedia, Sr. Scd. Notes	6.00	4/15/2022	60,000		60,600
				161,386
Aerospace & Defense - .1%
Arconic, Sr. Unscd. Notes	5.13	10/1/2024	75,000		80,025
Arconic, Sr. Unscd. Notes	5.40	4/15/2021	95,000		98,481
Arconic, Sr. Unscd. Notes	5.95	2/1/2037	30,000		32,077
Arconic, Sr. Unscd. Notes	6.75	1/15/2028	75,000		82,942
Bombardier, Sr. Unscd. Notes	6.13	1/15/2023	75,000	[a]	76,312
Bombardier, Sr. Unscd. Notes	7.50	12/1/2024	25,000	[a]	25,836
Bombardier, Sr. Unscd. Notes	7.50	3/15/2025	120,000	[a]	122,475
Bombardier, Sr. Unscd. Notes	7.88	4/15/2027	120,000	[a]	121,800
Bombardier, Sr. Unscd. Notes	8.75	12/1/2021	50,000	[a]	54,688
TransDigm, Gtd. Notes	6.00	7/15/2022	50,000		50,640
TransDigm, Gtd. Notes	6.38	6/15/2026	85,000		86,887
TransDigm, Gtd. Notes	6.50	5/15/2025	95,000		98,206
TransDigm, Gtd. Notes	6.50	7/15/2024	55,000		56,719
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	180,000	[a]	189,225
Triumph Group, Gtd. Notes	4.88	4/1/2021	15,000		14,888
				1,191,201
Agriculture - .0%
Pyxus International, Scd. Notes	9.88	7/15/2021	25,000		21,125
Vector Group, Gtd. Notes	10.50	11/1/2026	15,000	[a]	14,419
Vector Group, Sr. Scd. Notes	6.13	2/1/2025	75,000	[a]	71,443
				106,987
Airlines - .0%
Air Canada, Gtd. Notes	7.75	4/15/2021	50,000	[a]	53,856
UAL Pass Through Trust, Ser. 2007-1, Cl. 071 A	6.64	7/2/2022	42,092		44,603
United Airlines Holdings, Gtd. Notes	4.88	1/15/2025	40,000		41,900
Virgin Australia Holdings, Gtd. Notes	7.88	10/15/2021	50,000	[a]	51,563
WestJet Airlines, Gtd. Notes	3.50	6/16/2021	40,000	[a]	40,148
				232,070
Automobiles & Components - .1%
Adient, Sr. Scd. Notes	7.00	5/15/2026	80,000	[a]	81,200
Adient Global Holdings, Gtd. Notes	4.88	8/15/2026	75,000	[a]	57,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Automobiles & Components - .1% (continued)
Allison Transmission, Sr. Unscd. Bonds	5.00	10/1/2024	40,000	[a]	40,788
American Axle & Manufacturing, Gtd. Notes	6.50	4/1/2027	50,000		50,188
American Axle & Manufacturing, Gtd. Notes	6.63	10/15/2022	24,000		24,362
Aston Martin Capital Holdings, Sr. Scd. Notes	6.50	4/15/2022	50,000	[a]	46,510
BCD Acquisition, Sr. Scd. Notes	9.63	9/15/2023	75,000	[a]	78,656
Cooper-Standard Automotive, Gtd. Notes	5.63	11/15/2026	50,000	[a]	45,625
Dana, Sr. Unscd. Notes	5.50	12/15/2024	30,000		30,300
Dana Financing Luxembourg, Gtd. Notes	5.75	4/15/2025	30,000	[a]	30,450
Fiat Chrysler Automobiles, Sr. Unscd. Notes	5.25	4/15/2023	75,000		78,937
Jaguar Land Rover Automotive, Gtd. Notes	5.63	2/1/2023	75,000	[a]	73,781
Navistar International, Gtd. Notes	6.63	11/1/2025	45,000	[a]	46,575
Panther BF Aggregator 2, Gtd. Notes	8.50	5/15/2027	130,000	[a]	132,437
Tesla, Gtd. Notes	5.30	8/15/2025	100,000	[a]	87,750
The Goodyear Tire & Rubber Company, Gtd. Bonds	5.13	11/15/2023	25,000		25,406
The Goodyear Tire & Rubber Company, Gtd. Notes	4.88	3/15/2027	38,000		36,182
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	5/31/2026	20,000		20,028
Wabash National, Gtd. Notes	5.50	10/1/2025	10,000	[a]	9,775
				996,700
Banks - .1%
Barclays, Sub. Notes	5.20	5/12/2026	200,000		209,407
CIT Group, Sr. Unscd. Notes	4.13	3/9/2021	30,000		30,603
CIT Group, Sr. Unscd. Notes	5.00	8/15/2022	65,000		68,900
CIT Group, Sr. Unscd. Notes	5.00	8/1/2023	30,000		32,138
CIT Group, Sub. Notes	6.13	3/9/2028	50,000		57,750
Dresdner Funding Trust I, Jr. Sub. Notes	8.15	6/30/2031	130,000	[a]	177,320
Freedom Mortgage, Sr. Unscd. Notes	8.13	11/15/2024	55,000	[a]	48,125
Intesa Sanpaolo, Sub. Notes	5.71	1/15/2026	75,000	[a]	77,325
Royal Bank of Scotland Group, Jr. Sub. Bonds	7.65	9/30/2031	30,000		39,750
				741,318
Building Materials - .1%
CIMPOR Financial Operations, Gtd. Notes	5.75	7/17/2024	75,000	[a]	67,102
Griffon, Gtd. Notes	5.25	3/1/2022	75,000		75,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Building Materials - .1% (continued)
Jeld-Wen, Gtd. Notes	4.63	12/15/2025	45,000	[a]	44,381
Standard Industries, Sr. Unscd. Notes	5.00	2/15/2027	100,000	[a]	102,124
Standard Industries, Sr. Unscd. Notes	5.50	2/15/2023	75,000	[a]	76,781
Standard Industries, Sr. Unscd. Notes	6.00	10/15/2025	75,000	[a]	78,844
US Concrete, Gtd. Notes	6.38	6/1/2024	25,000		26,125
				470,357
Chemicals - .1%
Aruba Investments, Sr. Unscd. Notes	8.75	2/15/2023	100,000	[a]	100,500
Ashland, Gtd. Notes	4.75	8/15/2022	60,000		62,562
Ashland, Gtd. Notes	6.88	5/15/2043	50,000		54,625
Axalta Coating Systems, Gtd. Notes	4.88	8/15/2024	75,000	[a]	77,625
Blue Cube Spinco, Gtd. Notes	9.75	10/15/2023	20,000		22,050
Blue Cube Spinco, Gtd. Notes	10.00	10/15/2025	75,000		84,656
CF Industries, Gtd. Notes	3.45	6/1/2023	30,000		30,413
CF Industries, Gtd. Notes	4.95	6/1/2043	35,000		32,025
CF Industries, Gtd. Notes	5.38	3/15/2044	35,000		33,075
CVR Partners, Scd. Notes	9.25	6/15/2023	30,000	[a]	31,313
Element Solutions, Gtd. Notes	5.88	12/1/2025	100,000	[a]	102,250
H.B. Fuller, Sr. Unscd. Notes	4.00	2/15/2027	60,000		56,400
INEOS Group Holdings, Scd. Notes	5.63	8/1/2024	75,000	[a]	75,187
Kissner Holdings, Sr. Scd. Notes	8.38	12/1/2022	20,000	[a]	20,800
Olin, Sr. Unscd. Notes	5.00	2/1/2030	10,000		9,760
PolyOne, Sr. Unscd. Notes	5.25	3/15/2023	75,000		80,062
PQ, Sr. Scd. Notes	6.75	11/15/2022	75,000	[a]	77,812
Rayonier AM Products, Gtd. Notes	5.50	6/1/2024	25,000	[a]	20,125
The Chemours Company, Gtd. Notes	6.63	5/15/2023	24,000		24,195
The Chemours Company, Gtd. Notes	7.00	5/15/2025	15,000		14,751
TPC Group, Sr. Scd. Notes	8.75	12/15/2020	50,000	[a]	50,100
Trinseo Materials Operating, Gtd. Notes	5.38	9/1/2025	26,000	[a]	24,733
Tronox Finance, Gtd. Notes	5.75	10/1/2025	35,000	[a]	33,075
Valvoline, Gtd. Notes	5.50	7/15/2024	50,000		51,875
W.R Grace & Co., Gtd. Notes	5.13	10/1/2021	75,000	[a]	78,094
				1,248,063
Commercial & Professional Services - .2%
APX Group, Gtd. Notes	8.75	12/1/2020	83,000		79,265
APX Group, Sr. Scd. Notes	7.88	12/1/2022	75,000		71,640
Atento Luxco 1, Sr. Scd. Notes	6.13	8/10/2022	70,000	[a]	71,365
Avis Budget Car Rental, Gtd. Notes	5.50	4/1/2023	18,000		18,365
Emeco, Sr. Scd. Notes, Ser. B	9.25	3/31/2022	60,000		63,600
Harsco, Gtd. Notes	5.75	7/31/2027	25,000	[a]	25,813

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Commercial & Professional Services - .2% (continued)
Jaguar Holding Co II, Gtd. Notes	6.38	8/1/2023	75,000	[a]	77,906
Midas Intermediate Holdco II, Gtd. Notes	7.88	10/1/2022	60,000	[a]	57,600
Nielsen Finance, Gtd. Notes	5.00	4/15/2022	75,000	[a]	75,259
Prime Security Services Borrower, Scd. Notes	9.25	5/15/2023	51,000	[a]	53,678
Prime Security Services Borrower, Sr. Scd. Notes	5.25	4/15/2024	80,000	[a]	81,802
Refinitiv US Holdings, Gtd. Notes	8.25	11/15/2026	130,000	[a]	144,300
Rent-A-Center, Gtd. Notes	6.63	11/15/2020	50,000		50,170
Ritchie Bros Auctioneers, Gtd. Notes	5.38	1/15/2025	75,000	[a]	78,375
Service Corp International, Sr. Unscd. Notes	5.38	5/15/2024	35,000		36,009
Service Corp International, Sr. Unscd. Notes	7.50	4/1/2027	65,000		78,487
Sotera Health Topco, Sr. Unscd. Notes	8.13	11/1/2021	60,000	[a]	59,850
Team Health Holdings, Gtd. Notes	6.38	2/1/2025	30,000	[a]	24,600
The Hertz, Gtd. Notes	5.50	10/15/2024	75,000	[a]	74,062
The Hertz, Gtd. Notes	6.25	10/15/2022	20,000		20,302
The ServiceMaster Company, Gtd. Notes	5.13	11/15/2024	75,000	[a]	77,791
United Rentals North America, Gtd. Notes	5.50	5/15/2027	120,000		125,664
United Rentals North America, Gtd. Notes	5.88	9/15/2026	40,000		42,700
United Rentals North America, Gtd. Notes	6.50	12/15/2026	45,000		48,812
United Rentals North America, Scd. Notes	4.63	7/15/2023	45,000		46,169
Verscend Escrow, Sr. Unscd. Notes	9.75	8/15/2026	65,000	[a]	69,536
WEX, Sr. Scd. Notes	4.75	2/1/2023	50,000	[a]	50,375
				1,703,495
Consumer Discretionary - .4%
24 Hour Fit Worldwide, Gtd. Notes	8.00	6/1/2022	100,000	[a]	100,125
AMC Entertainment Holdings, Gtd. Notes	5.75	6/15/2025	10,000		9,484
AMC Entertainment Holdings, Gtd. Notes	5.88	11/15/2026	10,000		9,113
Anixter, Gtd. Notes	5.13	10/1/2021	20,000		20,770
Beazer Homes USA, Gtd. Notes	5.88	10/15/2027	25,000		23,000
Beazer Homes USA, Gtd. Notes	8.75	3/15/2022	5,000		5,198
Boyd Gaming, Gtd. Notes	6.38	4/1/2026	75,000		79,406
Boyd Gaming, Gtd. Notes	6.88	5/15/2023	30,000		31,125
Century Communities, Gtd. Notes	5.88	7/15/2025	50,000		50,500

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Consumer Discretionary - .4% (continued)
Century Communities, Sr. Unscd. Notes	6.75	6/1/2027	25,000	[a]	25,875
Churchill Downs, Gtd. Notes	4.75	1/15/2028	50,000	[a]	50,313
Cinemark USA, Gtd. Notes	4.88	6/1/2023	75,000		76,228
Cirsa Finance International, Sr. Scd. Notes	7.88	12/20/2023	50,000	[a]	53,013
Constellation Merger Sub, Sr. Unscd. Notes	8.50	9/15/2025	45,000	[a]	40,725
Core & Main, Sr. Unscd. Notes	6.13	8/15/2025	50,000	[a]	51,750
Diamond Resorts International, Sr. Scd. Notes	7.75	9/1/2023	100,000	[a]	102,136
Eldorado Resorts, Gtd. Notes	6.00	4/1/2025	100,000		105,875
Hilton Domestic Operating, Gtd. Notes	4.25	9/1/2024	75,000		76,140
Hilton Domestic Operating, Gtd. Notes	5.13	5/1/2026	125,000		130,170
Hilton Worldwide Finance, Gtd. Notes	4.63	4/1/2025	35,000		35,963
Hilton Worldwide Finance, Gtd. Notes	4.88	4/1/2027	70,000		72,800
International Game Technology, Sr. Scd. Notes	6.50	2/15/2025	75,000	[a]	82,500
Jack Ohio Finance, Sr. Scd. Notes	6.75	11/15/2021	35,000	[a]	35,858
K Hovnanian Enterprises, Scd. Notes	10.00	7/15/2022	60,000	[a]	51,450
Kar Auction Services, Gtd. Notes	5.13	6/1/2025	90,000	[a]	92,925
KB Home, Gtd. Notes	7.50	9/15/2022	50,000		56,125
Lennar, Gtd. Notes	4.75	5/30/2025	45,000		47,250
Lennar, Gtd. Notes	4.75	11/29/2027	40,000		42,200
Lennar, Gtd. Notes	4.75	11/15/2022	75,000		77,915
Lennar, Gtd. Notes	5.25	6/1/2026	60,000		63,987
Lennar, Gtd. Notes	5.88	11/15/2024	100,000		109,875
Lions Gate Capital Holdings, Gtd. Notes	5.88	11/1/2024	20,000	[a]	20,950
Live Nation Entertainment, Gtd. Notes	4.88	11/1/2024	55,000	[a]	56,856
Live Nation Entertainment, Gtd. Notes	5.38	6/15/2022	50,000	[a]	50,750
Live Nation Entertainment, Gtd. Notes	5.63	3/15/2026	40,000	[a]	42,450
LKQ, Gtd. Notes	4.75	5/15/2023	57,000		58,226
Mattel, Gtd. Notes	6.75	12/31/2025	45,000	[a]	47,420
Mattel, Sr. Unscd. Notes	2.35	8/15/2021	50,000		49,313
MDC Holdings, Gtd. Notes	6.00	1/15/2043	75,000		74,250
Meritage Homes, Gtd. Notes	5.13	6/6/2027	73,000		75,920
Meritage Homes, Gtd. Notes	6.00	6/1/2025	20,000		21,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Consumer Discretionary - .4% (continued)
MGM Resorts International, Gtd. Notes	6.00	3/15/2023	75,000		81,562
MGM Resorts International, Gtd. Notes	6.63	12/15/2021	60,000		65,107
MGM Resorts International, Gtd. Notes	7.75	3/15/2022	75,000		83,977
Mohegan Gaming & Entertainment, Gtd. Notes	7.88	10/15/2024	75,000	[a]	73,312
NCL, Sr. Unscd. Notes	4.75	12/15/2021	101,000	[a]	102,836
Pultegroup, Gtd. Notes	5.00	1/15/2027	75,000		79,312
PulteGroup, Gtd. Notes	5.50	3/1/2026	75,000		81,094
PulteGroup, Gtd. Notes	7.88	6/15/2032	50,000		60,063
Rivers Pittsburgh Borrower, Sr. Scd. Notes	6.13	8/15/2021	60,000	[a]	61,050
Sabre Global, Sr. Scd. Notes	5.25	11/15/2023	75,000	[a]	77,364
Scientific Games International, Gtd. Notes	6.25	9/1/2020	15,000		15,094
Scientific Games International, Gtd. Notes	8.25	3/15/2026	65,000	[a]	69,731
Scientific Games International, Gtd. Notes	10.00	12/1/2022	26,000		27,203
Six Flags Entertainment, Gtd. Notes	4.88	7/31/2024	55,000	[a]	56,375
Stars Group Holdings, Gtd. Notes	7.00	7/15/2026	90,000	[a]	95,062
Taylor Morrison Communities, Gtd. Notes	6.63	5/15/2022	75,000		77,625
Tempur Sealy International, Gtd. Notes	5.50	6/15/2026	75,000		78,938
Toll Brothers Finance, Gtd. Notes	4.35	2/15/2028	50,000		50,725
Toll Brothers Finance, Gtd. Notes	4.88	11/15/2025	15,000		15,844
Toll Brothers Finance, Gtd. Notes	5.88	2/15/2022	35,000		37,140
TRI Pointe Group, Gtd. Notes	5.25	6/1/2027	80,000		79,200
TRI Pointe Group, Gtd. Notes	5.88	6/15/2024	20,000		20,900
VOC Escrow, Sr. Scd. Notes	5.00	2/15/2028	100,000	[a]	102,375
William Lyon Homes, Gtd. Notes	5.88	1/31/2025	100,000		100,500
Williams Scotsman International, Sr. Scd. Notes	7.88	12/15/2022	40,000	[a]	42,000
Wyndham Destinations, Sr. Scd. Notes	4.25	3/1/2022	25,000		25,368
Wyndham Destinations, Sr. Scd. Notes	5.40	4/1/2024	15,000		15,863
Wyndham Destinations, Sr. Scd. Notes	5.75	4/1/2027	90,000		96,075
Wynn Las Vegas, Gtd. Notes	5.25	5/15/2027	50,000	[a]	51,313
Wynn Las Vegas, Gtd. Notes	5.50	3/1/2025	80,000	[a]	84,100
				4,214,887

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Consumer Durables & Apparel - .0%
Hanesbrands, Gtd. Notes	4.88	5/15/2026	75,000	[a]	78,750
Under Armour, Sr. Unscd. Notes	3.25	6/15/2026	30,000		29,040
				107,790
Consumer Staples - .1%
Avon Products, Sr. Unscd. Notes	7.00	3/15/2023	5,000		5,058
Central Garden & Pet, Gtd. Notes	5.13	2/1/2028	50,000		50,125
Coty, Gtd. Notes	6.50	4/15/2026	25,000	[a]	24,125
Edgewell Personal Care, Gtd. Notes	4.70	5/24/2022	50,000		51,063
First Quality Finance, Sr. Unscd. Notes	4.63	5/15/2021	75,000	[a]	75,094
Kronos Acquistion Holdings, Gtd. Notes	9.00	8/15/2023	25,000	[a]	21,625
Prestige Brands, Gtd. Notes	6.38	3/1/2024	55,000	[a]	57,390
Revlon Consumer Products, Gtd. Notes	5.75	2/15/2021	25,000		23,375
Revlon Consumer Products, Gtd. Notes	6.25	8/1/2024	25,000		17,125
Spectrum Brands, Gtd. Notes	5.75	7/15/2025	75,000		78,071
Spectrum Brands, Gtd. Notes	6.13	12/15/2024	50,000		52,000
The Scotts Miracle-Gro Company, Gtd. Notes	5.25	12/15/2026	75,000		77,156
				532,207
Diversified Financials - .2%
Ally Financial, Gtd. Notes	8.00	11/1/2031	90,000		120,735
Ally Financial, Sr. Unscd. Notes	3.88	5/21/2024	75,000		77,437
Ally Financial, Sr. Unscd. Notes	4.13	2/13/2022	30,000		30,966
Ally Financial, Sr. Unscd. Notes	4.63	5/19/2022	55,000		57,116
Ally Financial, Sr. Unscd. Notes	5.13	9/30/2024	50,000		54,875
Ally Financial, Sub. Notes	5.75	11/20/2025	50,000		56,000
Credit Acceptance, Gtd. Bonds	7.38	3/15/2023	55,000		57,200
goeasy, Gtd. Notes	7.88	11/1/2022	25,000	[a]	26,125
Icahn Enterprises, Gtd. Notes	5.88	2/1/2022	125,000		126,719
Icahn Enterprises, Gtd. Notes	6.25	5/15/2026	60,000	[a]	61,880
Icahn Enterprises, Gtd. Notes	6.38	12/15/2025	60,000		62,850
Ladder Capital Finance Holdings, Gtd. Notes	5.88	8/1/2021	10,000	[a]	10,150
LPL Holdings, Gtd. Notes	5.75	9/15/2025	100,000	[a]	103,750
Nationstar Mortgage, Gtd. Notes	6.50	6/1/2022	100,000		99,687
Nationstar Mortgage, Gtd. Notes	6.50	7/1/2021	35,000		34,987
Navient, Sr. Unscd. Notes	5.50	1/25/2023	75,000		77,884
Navient, Sr. Unscd. Notes	5.88	10/25/2024	100,000		103,000
Navient, Sr. Unscd. Notes	6.13	3/25/2024	95,000		100,354
Navient, Sr. Unscd. Notes	6.50	6/15/2022	140,000		149,408
Quicken Loans, Gtd. Notes	5.75	5/1/2025	60,000	[a]	62,257

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Diversified Financials - .2% (continued)
SLM, Sr. Unscd. Notes	5.13	4/5/2022	75,000		75,937
Springleaf Finance, Gtd. Notes	6.13	5/15/2022	50,000		53,875
Springleaf Finance, Gtd. Notes	6.13	3/15/2024	110,000		119,453
Springleaf Finance, Gtd. Notes	6.88	3/15/2025	100,000		112,108
Springleaf Finance, Gtd. Notes	7.13	3/15/2026	45,000		50,625
Springleaf Finance, Gtd. Notes	8.25	12/15/2020	50,000		53,453
				1,938,831
Electronic Components - .0%
Ingram Micro, Sr. Unscd. Notes	5.00	8/10/2022	15,000		15,305
Ingram Micro, Sr. Unscd. Notes	5.45	12/15/2024	75,000		77,269
Sensata Technologies, Gtd. Notes	4.88	10/15/2023	75,000	[a]	78,259
The ADT Security, Sr. Scd. Notes	6.25	10/15/2021	40,000		42,701
WESCO Distribution, Gtd. Notes	5.38	12/15/2021	5,000		5,050
				218,584
Energy - .7%
American Midstream Partners, Gtd. Notes	9.50	12/15/2021	50,000	[a]	48,750
Antero Midstream Partners, Gtd. Notes	5.38	9/15/2024	75,000		72,562
Antero Midstream Partners, Sr. Unscd. Notes	5.75	1/15/2028	80,000	[a]	75,100
Antero Resources, Gtd. Notes	5.13	12/1/2022	20,000		19,200
Antero Resources, Gtd. Notes	5.63	6/1/2023	20,000		19,050
Apergy, Gtd. Notes	6.38	5/1/2026	40,000		41,000
Archrock Partners, Gtd. Notes	6.00	10/1/2022	15,000		15,244
Ascent Resources Utica Holdings, Sr. Unscd. Notes	10.00	4/1/2022	32,000	[a]	31,760
Blue Racer Midstream, Gtd. Notes	6.13	11/15/2022	75,000	[a]	75,469
Buckeye Partners, Jr. Sub. Notes	6.38	1/22/2078	100,000		78,000
California Resources, Scd. Notes	8.00	12/15/2022	60,000	[a]	42,300
Callon Petroleum, Gtd. Notes	6.13	10/1/2024	55,000		54,039
Calumet Specialty Products Partners, Gtd. Notes	6.50	4/15/2021	40,000		39,900
Canadian Oil Sands, Gtd. Notes	4.50	4/1/2022	100,000	[a]	103,424
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/2023	75,000		74,025
Centennial Resource Production, Gtd. Notes	5.38	1/15/2026	70,000		65,100
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	100,000		109,240
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	95,000		104,747
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	7.00	6/30/2024	140,000		159,603
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/2025	60,000		62,401

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Energy - .7% (continued)
Chesapeake Energy, Gtd. Notes	6.13	2/15/2021	100,000		99,500
Chesapeake Energy, Gtd. Notes	7.00	10/1/2024	35,000		28,569
Chesapeake Energy, Gtd. Notes	8.00	1/15/2025	75,000		64,500
Chesapeake Energy, Gtd. Notes	8.00	6/15/2027	100,000		80,500
Cnx Resources, Gtd. Notes	5.88	4/15/2022	66,000		63,690
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	80,000	[a]	79,408
Crestwood Midstream Partners, Gtd. Notes	5.75	4/1/2025	50,000		51,079
Crestwood Midstream Partners, Gtd. Notes	6.25	4/1/2023	75,000		76,691
Crownrock, Sr. Unscd. Notes	5.63	10/15/2025	55,000	[a]	54,381
CSI Compressco, Gtd. Notes	7.25	8/15/2022	100,000		90,500
CVR Refining, Gtd. Notes	6.50	11/1/2022	100,000		101,375
DCP Midstream Operating, Gtd. Notes	3.88	3/15/2023	130,000		132,112
DCP Midstream Operating, Gtd. Notes	4.75	9/30/2021	20,000	[a]	20,625
DCP Midstream Operating, Gtd. Notes	4.95	4/1/2022	60,000		62,475
DCP Midstream Operating, Gtd. Notes	5.13	5/15/2029	50,000		51,563
DCP Midstream Operating, Gtd. Notes	6.75	9/15/2037	50,000	[a]	53,563
Denbury Resources, Gtd. Notes	5.50	5/1/2022	50,000		26,250
Denbury Resources, Scd. Bonds	9.00	5/15/2021	40,000	[a]	37,900
Denbury Resources, Scd. Notes	9.25	3/31/2022	50,000	[a]	44,125
Diamond Offshore Drilling, Sr. Unscd. Notes	4.88	11/1/2043	30,000		19,050
Diamond Offshore Drilling, Sr. Unscd. Notes	7.88	8/15/2025	20,000		19,150
Diamondback Energy, Gtd. Notes	4.75	11/1/2024	20,000		20,619
Diamondback Energy, Gtd. Notes	5.38	5/31/2025	35,000		36,838
Endeavor Energy Resource, Sr. Unscd. Notes	5.50	1/30/2026	75,000	[a]	78,000
Energy Transfer, Sr. Scd. Notes	5.88	1/15/2024	25,000		26,337
Energy Ventures Gom, Scd. Notes	11.00	2/15/2023	30,000	[a]	32,100
EnLink Midstream, Gtd. Notes	5.38	6/1/2029	45,000		46,505
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	90,000		88,987
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/2026	25,000		25,469
EnLink Midstream Partners, Sr. Unscd. Notes	5.05	4/1/2045	65,000		54,925
EnLink Midstream Partners, Sr. Unscd. Notes	5.45	6/1/2047	25,000		21,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Energy - .7% (continued)
EnLink Midstream Partners, Sr. Unscd. Notes	5.60	4/1/2044	15,000		13,050
EP Energy/Everest Acquisition Finance, Scd. Notes	8.00	2/15/2025	10,000	[a]	1,900
Extraction Oil & Gas, Gtd. Notes	5.63	2/1/2026	15,000	[a]	11,145
Extraction Oil & Gas, Gtd. Notes	7.38	5/15/2024	85,000	[a]	69,487
Genesis Energy, Gtd. Notes	6.00	5/15/2023	50,000		50,375
Genesis Energy, Gtd. Notes	6.25	5/15/2026	50,000		49,563
Gulfport Energy, Gtd. Notes	6.00	10/15/2024	30,000		23,247
Halcon Resources, Gtd. Notes	6.75	2/15/2025	18,000		3,150
HighPoint Operating, Gtd. Notes	7.00	10/15/2022	35,000		32,725
HighPoint Operating, Gtd. Notes	8.75	6/15/2025	30,000		28,050
Hilcorp Energy I, Sr. Unscd. Notes	5.75	10/1/2025	75,000	[a]	73,312
Hilcorp Energy I, Sr. Unscd. Notes	6.25	11/1/2028	100,000	[a]	97,500
Laredo Petroleum, Gtd. Notes	5.63	1/15/2022	20,000		18,600
Martin Midstream Partners, Gtd. Notes	7.25	2/15/2021	15,000		14,814
Matador Resources, Gtd. Notes	5.88	9/15/2026	45,000		44,685
McDermott Technology Americas, Gtd. Notes	10.63	5/1/2024	100,000	[a]	82,562
MEG Energy, Gtd. Notes	7.00	3/31/2024	75,000	[a]	71,983
MEG Energy, Scd. Notes	6.50	1/15/2025	50,000	[a]	50,063
Montage Resources, Gtd. Notes	8.88	7/15/2023	75,000		58,313
Murphy Oil, Sr. Unscd. Notes	5.63	12/1/2042	15,000		13,500
Murphy Oil, Sr. Unscd. Notes	5.75	8/15/2025	70,000		72,100
Murphy Oil, Sr. Unscd. Notes	6.88	8/15/2024	25,000		26,248
Nabors Industries, Gtd. Notes	5.75	2/1/2025	35,000		30,538
NGL Energy Partners, Gtd. Notes	6.13	3/1/2025	75,000		74,437
NGPL Pipeco, Sr. Unscd. Bonds	4.88	8/15/2027	75,000	[a]	80,719
NGPL Pipeco, Sr. Unscd. Notes	4.38	8/15/2022	60,000	[a]	62,607
Noble Holding International, Gtd. Notes	5.25	3/15/2042	20,000		10,000
Noble Holding International, Gtd. Notes	6.05	3/1/2041	100,000		53,000
Noble Holding International, Gtd. Notes	7.75	1/15/2024	7,000		5,478
NuStar Logistics, Gtd. Notes	4.75	2/1/2022	125,000		127,812
Oceaneering International, Sr. Unscd. Notes	4.65	11/15/2024	80,000		77,350
Pacific Drilling, Scd. Notes	11.00	4/1/2024	30,000	[a]	28,763
Parsley Energy, Gtd. Notes	5.38	1/15/2025	75,000	[a]	76,317
Parsley Energy, Gtd. Notes	5.63	10/15/2027	120,000	[a]	124,500
Parsley Energy, Gtd. Notes	6.25	6/1/2024	20,000	[a]	20,775
Pattern Energy Group, Gtd. Notes	5.88	2/1/2024	50,000	[a]	51,250
PBF Holding, Gtd. Notes	7.00	11/15/2023	95,000		99,066

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Energy - .7% (continued)
PBF Logistics, Gtd. Notes	6.88	5/15/2023	125,000		128,750
QEP Resources, Sr. Unscd. Notes	5.25	5/1/2023	10,000		9,150
QEP Resources, Sr. Unscd. Notes	5.63	3/1/2026	5,000		4,313
Range Resources, Gtd. Notes	4.88	5/15/2025	15,000		12,638
Range Resources, Gtd. Notes	5.00	8/15/2022	10,000		9,247
Rowan Companies, Gtd. Notes	4.88	6/1/2022	25,000		22,969
Rowan Companies, Gtd. Notes	5.85	1/15/2044	20,000		11,900
Semgroup/Rose Rock Finance, Gtd. Notes	5.63	7/15/2022	20,000		19,825
Seven Generations Energy, Gtd. Notes	6.88	6/30/2023	120,000	[a]	123,300
SM Energy, Sr. Unscd. Notes	5.63	6/1/2025	5,000		4,363
SM Energy, Sr. Unscd. Notes	6.13	11/15/2022	7,000		6,878
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	85,000		74,800
Southwestern Energy, Gtd. Notes	7.75	10/1/2027	5,000		4,364
SRC Energy, Sr. Unscd. Notes	6.25	12/1/2025	95,000		83,125
Summit Midstream Holdings, Gtd. Notes	5.75	4/15/2025	75,000		64,875
Sunoco, Gtd. Notes	4.88	1/15/2023	50,000		50,985
Sunoco, Gtd. Notes	5.88	3/15/2028	75,000		77,812
Tallgrass Energy Partners, Gtd. Notes	5.50	1/15/2028	80,000	[a]	79,776
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	80,000		81,300
Targa Resources Partners, Gtd. Notes	5.88	4/15/2026	45,000		47,687
Targa Resources Partners, Gtd. Notes	6.50	7/15/2027	85,000	[a]	92,758
Targa Resources Partners, Gtd. Notes	6.88	1/15/2029	85,000	[a]	93,942
Teine Energy, Sr. Unscd. Notes	6.88	9/30/2022	60,000	[a]	61,050
Transocean, Gtd. Notes	6.80	3/15/2038	45,000		32,850
Transocean, Gtd. Notes	7.50	1/15/2026	30,000	[a]	28,350
Transocean, Gtd. Notes	7.50	4/15/2031	75,000		62,250
Transocean Phoenix 2, Sr. Scd. Notes	7.75	10/15/2024	56,250	[a]	60,182
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	85,000		88,833
Valaris, Sr. Unscd. Notes	5.75	10/1/2044	45,000		25,875
Vantage Drilling International, Sr. Scd. Notes	9.25	11/15/2023	35,000	[a]	36,488
Whiting Petroleum, Gtd. Notes	5.75	3/15/2021	75,000		75,375
Whiting Petroleum, Gtd. Notes	6.63	1/15/2026	40,000		37,900
WPX Energy, Sr. Unscd. Notes	5.25	9/15/2024	75,000		75,750
WPX Energy, Sr. Unscd. Notes	6.00	1/15/2022	76,000		79,135
				6,576,917

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Environmental Control - ..0%
Covanta Holding, Sr. Unscd. Notes	6.00	1/1/2027	95,000		98,562
GFL Environmental, Sr. Unscd. Notes	5.38	3/1/2023	100,000	[a]	101,875
GFL Environmental, Sr. Unscd. Notes	7.00	6/1/2026	45,000	[a]	46,575
Tervita, Scd. Notes	7.63	12/1/2021	60,000	[a]	61,500
				308,512
Financials - .0%
AerCap Global Aviation Trust, Gtd. Notes	6.50	6/15/2045	75,000	[a]	79,875
Fortress Transportation & Infrastructure Investors, Sr. Unscd. Notes	6.75	3/15/2022	60,000	[a]	62,550
				142,425
Food Products - .2%
Albertsons, Gtd. Notes	5.75	3/15/2025	75,000		76,875
Albertsons, Gtd. Notes	6.63	6/15/2024	75,000		78,562
B&G Foods, Gtd. Notes	4.63	6/1/2021	30,000		30,150
Chobani, Gtd. Notes	7.50	4/15/2025	80,000	[a]	74,800
Dole Food, Sr. Scd. Notes	7.25	6/15/2025	50,000	[a]	49,388
JBS USA Finance, Gtd. Notes	5.75	6/15/2025	100,000	[a]	103,625
JBS USA Finance, Gtd. Notes	5.88	7/15/2024	85,000	[a]	87,550
JBS USA Finance, Gtd. Notes	6.75	2/15/2028	95,000	[a]	102,481
New Albertsons, Sr. Unscd. Debs	7.45	8/1/2029	75,000		75,187
Pilgrim's Pride, Gtd. Notes	5.75	3/15/2025	40,000	[a]	41,400
Post Holdings, Gtd. Notes	5.00	8/15/2026	115,000	[a]	117,875
Post Holdings, Gtd. Notes	5.50	3/1/2025	75,000	[a]	78,281
Post Holdings, Gtd. Notes	5.63	1/15/2028	50,000	[a]	51,625
Safeway, Sr. Unscd. Debs.	7.25	2/1/2031	50,000		50,250
Simmons Foods, Scd. Notes	5.75	11/1/2024	55,000	[a]	50,600
Tesco, Sr. Unscd. Notes	6.15	11/15/2037	100,000	[a]	116,557
The Fresh Market, Sr. Scd. Notes	9.75	5/1/2023	25,000	[a]	15,500
TreeHouse Foods, Gtd. Notes	6.00	2/15/2024	75,000	[a]	77,812
US Foods, Gtd. Notes	5.88	6/15/2024	75,000	[a]	77,156
				1,355,674
Food Service - .0%
Aramark Services, Gtd. Notes	4.75	6/1/2026	50,000		51,438
Aramark Services, Gtd. Notes	5.00	2/1/2028	95,000	[a]	99,275
Aramark Services, Gtd. Notes	5.13	1/15/2024	75,000		77,091
				227,804
Forest Products & Other - .0%
Cascades, Gtd. Notes	5.50	7/15/2022	19,000	[a]	19,285
Mercer International, Sr. Unscd. Notes	6.50	2/1/2024	10,000		10,138
Resolute Forest Products, Gtd. Notes	5.88	5/15/2023	75,000		75,750
				105,173

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Health Care - .5%
Acadia Healthcare, Gtd. Notes	5.13	7/1/2022	75,000		75,281
Acadia Healthcare, Gtd. Notes	5.63	2/15/2023	75,000		75,964
Acadia Healthcare, Gtd. Notes	6.13	3/15/2021	5,000		5,013
Avantor, Sr. Scd. Notes	6.00	10/1/2024	110,000	[a]	117,976
Avantor, Sr. Unscd. Notes	9.00	10/1/2025	100,000	[a]	111,063
Bausch Health, Gtd. Notes	5.50	3/1/2023	100,000	[a]	100,938
Bausch Health, Gtd. Notes	5.88	5/15/2023	60,000	[a]	60,657
Bausch Health, Gtd. Notes	6.13	4/15/2025	150,000	[a]	153,892
Bausch Health, Gtd. Notes	7.00	1/15/2028	80,000		82,600
Bausch Health, Gtd. Notes	7.25	5/30/2029	80,000	[a]	83,350
Bausch Health, Sr. Scd. Notes	7.00	3/15/2024	90,000	[a]	95,175
Bausch Health Americas, Gtd. Notes	8.50	1/31/2027	225,000	[a]	248,366
Centene, Sr. Unscd. Notes	4.75	5/15/2022	100,000		101,556
Centene, Sr. Unscd. Notes	4.75	1/15/2025	75,000		76,689
Centene, Sr. Unscd. Notes	5.38	6/1/2026	110,000	[a]	116,462
Centene, Sr. Unscd. Notes	5.63	2/15/2021	75,000		76,161
Community Health Systems, Gtd. Notes	6.88	2/1/2022	94,000		64,860
Community Health Systems, Scd. Notes	8.13	6/30/2024	4,000	[a]	3,060
Community Health Systems, Scd. Notes	9.88	6/30/2023	85,000	[a]	71,400
Community Health Systems, Sr. Scd. Notes	5.13	8/1/2021	50,000		49,688
Community Health Systems, Sr. Scd. Notes	6.25	3/31/2023	210,000		201,862
Community Health Systems, Sr. Scd. Notes	8.00	3/15/2026	50,000	[a]	48,063
Community Health Systems, Sr. Scd. Notes	8.63	1/15/2024	90,000	[a]	90,225
DaVita, Gtd. Notes	5.00	5/1/2025	75,000		73,783
DaVita, Gtd. Notes	5.13	7/15/2024	190,000		191,187
Elanco Animal Health, Sr. Unscd. Notes	4.90	8/28/2028	55,000	[a]	60,995
Encompass Health, Gtd. Notes	5.75	9/15/2025	100,000		104,500
Encompass Health, Gtd. Notes	5.75	11/1/2024	35,000		35,526
Endo Dac/Finance, Gtd. Notes	6.00	2/1/2025	75,000	[a]	45,375
HCA, Gtd. Notes	5.38	2/1/2025	120,000		130,075
HCA, Gtd. Notes	5.38	9/1/2026	75,000		81,375
HCA, Gtd. Notes	5.88	2/1/2029	100,000		111,750
HCA, Gtd. Notes	5.88	5/1/2023	150,000		164,437
HCA, Gtd. Notes	7.50	2/15/2022	90,000		99,873
HCA, Gtd. Notes	8.36	4/15/2024	55,000		64,350
Hologic, Gtd. Notes	4.63	2/1/2028	75,000	[a]	77,250
Immucor, Gtd. Notes	11.13	2/15/2022	60,000	[a]	61,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Health Care - .5% (continued)
Magellan Health, Sr. Unscd. Notes	4.90	9/22/2024	75,000		75,187
Mallinckrodt International Finance, Gtd. Notes	5.63	10/15/2023	30,000	[a]	19,116
Mallinckrodt International Finance, Gtd. Notes	5.75	8/1/2022	20,000	[a]	15,144
MEDNAX, Gtd. Notes	5.25	12/1/2023	15,000	[a]	15,012
Molina Healthcare, Sr. Unscd. Notes	5.38	11/15/2022	75,000		78,750
MPH Acquisition Holdings, Gtd. Notes	7.13	6/1/2024	75,000	[a]	73,122
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	6.63	5/15/2022	125,000	[a]	122,500
RegionalCare Hospital Partners Holdings, Gtd. Notes	9.75	12/1/2026	80,000	[a]	85,100
RegionalCare Hospital Partners Holdings, Sr. Scd. Notes	8.25	5/1/2023	40,000	[a]	42,613
Select Medical, Gtd. Notes	6.38	6/1/2021	75,000		75,187
Surgery Center Holdings, Sr. Unscd. Notes	6.75	7/1/2025	45,000		40,163
Surgery Center Holdings, Sr. Unscd. Notes	10.00	4/15/2027	45,000		44,550
Teleflex, Gtd. Notes	4.63	11/15/2027	85,000		88,583
Tenet Healthcare, Sr. Scd. Bonds	4.50	4/1/2021	95,000		97,019
Tenet Healthcare, Sr. Scd. Notes	4.63	7/15/2024	100,000		102,250
Tenet Healthcare, Sr. Scd. Notes	6.00	10/1/2020	50,000		51,625
Tenet Healthcare, Sr. Unscd. Notes	6.75	6/15/2023	115,000		118,737
Tenet Healthcare, Sr. Unscd. Notes	8.13	4/1/2022	125,000		133,906
WellCare Health Plans, Sr. Unscd. Notes	5.25	4/1/2025	70,000		72,902
West Street Merger Sub, Sr. Unscd. Notes	6.38	9/1/2025	100,000	[a]	92,250
				4,855,918
Industrials - .2%
AECOM, Gtd. Notes	5.13	3/15/2027	60,000		63,150
AECOM, Gtd. Notes	5.88	10/15/2024	55,000		59,606
Amsted Industries, Gtd. Notes	5.38	9/15/2024	65,000	[a]	66,950
Brand Industrial Services, Sr. Unscd. Notes	8.50	7/15/2025	100,000	[a]	88,000
CDW, Gtd. Notes	5.00	9/1/2025	75,000		78,234
CDW, Gtd. Notes	5.50	12/1/2024	80,000		86,728
Cloud Crane, Scd. Notes	10.13	8/1/2024	45,000	[a]	48,263
EnPro Industries, Gtd. Notes	5.75	10/15/2026	45,000		46,575
Gates Global, Gtd. Notes	6.00	7/15/2022	35,000	[a]	35,095
Great Lakes Dredge & Dock, Gtd. Notes	8.00	5/15/2022	75,000		80,227
Koppers, Gtd. Notes	6.00	2/15/2025	25,000	[a]	23,750

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Industrials - .2% (continued)
Mobile Mini, Gtd. Notes	5.88	7/1/2024	50,000		52,000
New Enterprise Stone & Lime, Sr. Unscd. Notes	10.13	4/1/2022	100,000	[a]	102,875
Stena, Sr. Unscd. Notes	7.00	2/1/2024	75,000	[a]	73,875
Terex, Gtd. Notes	5.63	2/1/2025	35,000	[a]	34,956
Trinity Industries, Gtd. Notes	4.55	10/1/2024	75,000		74,885
Vertiv Group, Sr. Unscd. Notes	9.25	10/15/2024	75,000	[a]	71,062
Vertiv Intermediate Holding, Sr. Unscd. Notes	12.00	2/15/2022	70,000	[a]	66,238
Weekley Homes, Sr. Unscd. Notes	6.63	8/15/2025	75,000		74,812
Xerox, Sr. Unscd. Notes	3.80	5/15/2024	100,000		100,368
Xerox, Sr. Unscd. Notes	4.13	3/15/2023	150,000		151,125
				1,478,774
Information Technology - .1%
Camelot Finance, Gtd. Notes	7.88	10/15/2024	75,000	[a]	78,562
CDK Global, Sr. Unscd. Notes	4.88	6/1/2027	25,000		25,971
CDK Global, Sr. Unscd. Notes	5.00	10/15/2024	50,000		53,124
CDK Global, Sr. Unscd. Notes	5.25	5/15/2029	80,000	[a]	83,100
Change Healthcare Holdings, Sr. Unscd. Notes	5.75	3/1/2025	75,000	[a]	75,446
First Data, Scd. Notes	5.75	1/15/2024	110,000	[a]	113,341
First Data, Sr. Scd. Notes	5.38	8/15/2023	40,000	[a]	41,118
Genesys Telecommunications Laboratories, Gtd. Notes	10.00	11/30/2024	75,000	[a]	82,031
Infor, Gtd. Notes	6.50	5/15/2022	50,000		51,063
Informatica, Sr. Unscd. Notes	7.13	7/15/2023	75,000	[a]	76,594
MSCI, Gtd. Notes	4.75	8/1/2026	75,000	[a]	78,185
MSCI, Gtd. Notes	5.25	11/15/2024	20,000	[a]	20,694
MSCI, Gtd. Notes	5.75	8/15/2025	65,000	[a]	68,068
Nuance Communications, Gtd. Bonds	5.63	12/15/2026	75,000		79,312
Nuance Communications, Gtd. Bonds	6.00	7/1/2024	50,000		52,063
Open Text, Gtd. Notes	5.88	6/1/2026	75,000	[a]	80,228
Rackspace Hosting, Gtd. Notes	8.63	11/15/2024	85,000	[a]	78,200
Riverbed Technology, Gtd. Notes	8.88	3/1/2023	15,000	[a]	9,038
Solera Finance, Sr. Unscd. Notes	10.50	3/1/2024	75,000	[a]	80,696
TIBCO Software, Sr. Unscd. Notes	11.38	12/1/2021	25,000	[a]	26,422
Veritas, Sr. Unscd. Notes	10.50	2/1/2024	75,000	[a]	66,375
				1,319,631
Insurance - .0%
Assurant, Sub. Notes	7.00	3/27/2048	90,000		96,662
Genworth Holdings, Gtd. Notes	7.63	9/24/2021	15,000		15,600
Hub International, Sr. Unscd. Notes	7.00	5/1/2026	75,000	[a]	76,453

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Insurance - .0% (continued)
Radian Group, Sr. Unscd. Notes	4.50	10/1/2024	20,000		20,665
				209,380
Internet Software & Services - .1%
Cogent Communications Group, Gtd. Notes	5.63	4/15/2021	10,000	[a]	10,150
Go Daddy Operating, Gtd. Notes	5.25	12/1/2027	75,000	[a]	78,375
GrubHub Holdings, Gtd. Notes	5.50	7/1/2027	70,000	[a]	72,013
Match Group, Sr. Unscd. Notes	5.63	2/15/2029	70,000	[a]	74,987
Netflix, Sr. Unscd. Bonds	4.38	11/15/2026	75,000		75,844
Netflix, Sr. Unscd. Notes	4.88	4/15/2028	75,000		77,672
Netflix, Sr. Unscd. Notes	5.38	2/1/2021	15,000		15,525
Netflix, Sr. Unscd. Notes	5.38	11/15/2029	60,000	[a]	63,300
Netflix, Sr. Unscd. Notes	5.50	2/15/2022	50,000		53,173
Netflix, Sr. Unscd. Notes	5.75	3/1/2024	40,000		43,450
Netflix, Sr. Unscd. Notes	5.88	11/15/2028	100,000		109,875
Netflix, Sr. Unscd. Notes	5.88	2/15/2025	55,000		60,012
Netflix, Sr. Unscd. Notes	6.38	5/15/2029	55,000	[a]	61,721
Symantec, Sr. Unscd. Notes	5.00	4/15/2025	30,000	[a]	30,632
Uber Technologies, Gtd. Notes	7.50	11/1/2023	60,000	[a]	63,450
Uber Technologies, Gtd. Notes	8.00	11/1/2026	105,000	[a]	111,300
VeriSign, Sr. Unscd. Notes	4.75	7/15/2027	90,000		95,011
VeriSign, Sr. Unscd. Notes	5.25	4/1/2025	22,000		23,843
Zayo Group, Gtd. Notes	5.75	1/15/2027	75,000	[a]	76,312
Zayo Group, Gtd. Notes	6.00	4/1/2023	75,000		77,625
Zayo Group, Gtd. Notes	6.38	5/15/2025	75,000		77,167
				1,351,437
Materials - .2%
ARD Finance, Sr. Scd. Notes	7.13	9/15/2023	75,000		77,625
Ardagh Packaging Finance Holdings, Gtd. Notes	6.00	2/15/2025	200,000	[a]	207,000
Ardagh Packaging Finance Holdings, Gtd. Notes	7.25	5/15/2024	75,000	[a]	79,437
Ball, Gtd. Bonds	4.88	3/15/2026	75,000		79,912
Ball, Gtd. Bonds	5.00	3/15/2022	15,000		15,747
Ball, Gtd. Notes	5.25	7/1/2025	75,000		81,844
Berry Global, Scd. Notes	5.13	7/15/2023	75,000		76,875
Berry Global, Scd. Notes	5.50	5/15/2022	35,000		35,525
Berry Global, Scd. Notes	5.63	7/15/2027	25,000	[a]	26,313
Crown Americas, Gtd. Notes	4.25	9/30/2026	50,000		50,948
Crown Americas, Gtd. Notes	4.50	1/15/2023	75,000		77,625
Crown Americas, Gtd. Notes	4.75	2/1/2026	75,000		77,287
Flex Acquisition, Sr. Unscd. Notes	6.88	1/15/2025	75,000	[a]	66,937
Foresight Energy, Scd. Notes	11.50	4/1/2023	15,000	[a]	5,963

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Materials - .2% (continued)
Grinding Media/Moly-Cop Altasteel, Sr. Scd. Notes	7.38	12/15/2023	35,000	[a]	33,688
Mauser Packaging Solutions Holding, Sr. Scd. Notes	5.50	4/15/2024	100,000	[a]	100,220
Mauser Packaging Solutions Holding, Sr. Unscd. Notes	7.25	4/15/2025	115,000	[a]	109,394
Owens-Brockway Glass Container, Gtd. Notes	5.00	1/15/2022	35,000	[a]	36,181
Owens-Brockway Glass Container, Gtd. Notes	5.88	8/15/2023	30,000	[a]	32,400
Pactiv, Sr. Unscd. Notes	7.95	12/15/2025	40,000		43,800
Pactiv, Sr. Unscd. Notes	8.38	4/15/2027	50,000		54,750
Park-Ohio Industries, Gtd. Notes	6.63	4/15/2027	85,000		85,212
Peabody Energy, Sr. Scd. Notes	6.38	3/31/2025	5,000	[a]	5,163
Reynolds Group Issuer, Gtd. Notes	7.00	7/15/2024	75,000	[a]	77,578
Reynolds Group Issuer, Sr. Scd. Notes	5.13	7/15/2023	175,000	[a]	178,500
Sealed Air, Gtd. Notes	5.13	12/1/2024	20,000	[a]	21,400
Sealed Air, Gtd. Notes	5.25	4/1/2023	60,000	[a]	64,200
Sealed Air, Gtd. Notes	5.50	9/15/2025	45,000	[a]	48,825
SunCoke Energy Partners, Gtd. Notes	7.50	6/15/2025	35,000	[a]	34,823
The Hillman Group, Gtd. Notes	6.38	7/15/2022	100,000	[a]	92,030
				1,977,202
Media - .5%
Altice Financing, Sr. Scd. Bonds	7.50	5/15/2026	150,000	[a]	157,500
Altice Financing, Sr. Scd. Notes	6.63	2/15/2023	150,000	[a]	155,062
Altice Luxembourg, Sr. Unscd. Notes	10.50	5/15/2027	200,000	[a]	212,250
AMC Networks, Gtd. Notes	4.75	12/15/2022	75,000		75,727
AMC Networks, Gtd. Notes	4.75	8/1/2025	50,000		51,063
AMC Networks, Gtd. Notes	5.00	4/1/2024	75,000		77,134
Cablevision Systems, Sr. Unscd. Notes	5.88	9/15/2022	130,000		138,450
CCO Holdings, Sr. Unscd. Notes	4.00	3/1/2023	80,000	[a]	80,600
CCO Holdings, Sr. Unscd. Notes	5.00	2/1/2028	115,000	[a]	118,312
CCO Holdings, Sr. Unscd. Notes	5.13	5/1/2027	145,000	[a]	149,894
CCO Holdings, Sr. Unscd. Notes	5.13	2/15/2023	125,000		127,031
CCO Holdings, Sr. Unscd. Notes	5.38	5/1/2025	50,000	[a]	51,750
CCO Holdings, Sr. Unscd. Notes	5.50	5/1/2026	75,000	[a]	78,469
CCO Holdings, Sr. Unscd. Notes	5.75	9/1/2023	70,000		71,575
CCO Holdings, Sr. Unscd. Notes	5.75	2/15/2026	115,000	[a]	121,435
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/2024	75,000	[a]	78,094
Cengage Learning, Sr. Unscd. Notes	9.50	6/15/2024	50,000	[a]	47,375
Clear Channel Worldwide Holdings, Gtd. Notes, Ser. B	6.50	11/15/2022	145,000		148,770

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Media - .5% (continued)
Csc Holdings, Gtd. Notes	6.63	10/15/2025	200,000	[a]	213,000
CSC Holdings, Gtd. Notes	5.50	4/15/2027	75,000	[a]	78,750
CSC Holdings, Gtd. Notes	6.50	2/1/2029	200,000	[a]	220,875
CSC Holdings, Sr. Unscd. Notes	6.75	11/15/2021	50,000		53,625
Diamond Sports Group, Sr. Scd. Notes	5.38	8/15/2026	125,000	[a]	127,344
Diamond Sports Group, Sr. Unscd. Notes	6.63	8/15/2027	75,000	[a]	77,062
DISH DBS, Gtd. Notes	5.00	3/15/2023	70,000		67,812
DISH DBS, Gtd. Notes	5.88	11/15/2024	50,000		46,531
DISH DBS, Gtd. Notes	5.88	7/15/2022	90,000		91,307
DISH DBS, Gtd. Notes	6.75	6/1/2021	90,000		93,910
DISH DBS, Gtd. Notes	7.75	7/1/2026	200,000		195,500
Entercom Media, Gtd. Notes	7.25	11/1/2024	50,000	[a]	52,625
GCI, Sr. Unscd. Notes	6.88	4/15/2025	85,000		89,781
Gray Television, Gtd. Notes	5.13	10/15/2024	75,000	[a]	77,156
Gray Television, Gtd. Notes	5.88	7/15/2026	75,000	[a]	78,000
iHeartCommunications, Gtd. Notes	8.38	5/1/2027	80,000		84,600
Meredith, Gtd. Notes	6.88	2/1/2026	65,000		69,062
Nexstar Broadcasting, Gtd. Notes	5.63	8/1/2024	75,000	[a]	78,094
Quebecor Media, Sr. Unscd. Notes	5.75	1/15/2023	100,000		107,000
Radiate Holdco, Sr. Unscd. Notes	6.88	2/15/2023	100,000	[a]	102,000
Sinclair Television Group, Gtd. Notes	5.38	4/1/2021	75,000		75,225
Sirius XM Radio, Gtd. Notes	3.88	8/1/2022	45,000	[a]	45,675
Sirius XM Radio, Gtd. Notes	5.00	8/1/2027	95,000	[a]	98,325
Sirius XM Radio, Gtd. Notes	5.38	7/15/2026	75,000	[a]	78,656
Sirius XM Radio, Gtd. Notes	5.38	4/15/2025	45,000	[a]	46,856
TEGNA, Gtd. Notes	4.88	9/15/2021	15,000	[a]	15,056
TEGNA, Gtd. Notes	6.38	10/15/2023	45,000		46,301
The EW Scripps Company, Gtd. Notes	5.13	5/15/2025	50,000	[a]	49,969
Univision Communications, Sr. Scd. Notes	5.13	2/15/2025	75,000	[a]	73,125
Univision Communications, Sr. Scd. Notes	5.13	5/15/2023	75,000	[a]	74,835
Viacom, Jr. Sub. Notes	5.88	2/28/2057	50,000		51,826
Viacom, Jr. Sub. Notes	6.25	2/28/2057	50,000		52,924
Virgin Media Secured Finance, Sr. Scd. Bonds	5.25	1/15/2026	75,000	[a]	76,875
Ziggo, Sr. Scd. Notes	5.50	1/15/2027	150,000	[a]	153,937
Ziggo Bond, Sr. Unscd. Notes	6.00	1/15/2027	75,000	[a]	76,425
				4,960,535
Metals & Mining - .2%
AK Steel, Gtd. Notes	7.00	3/15/2027	50,000		43,240

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Metals & Mining - .2% (continued)
AK Steel, Gtd. Notes	7.63	10/1/2021	20,000		19,975
Alcoa Nederland Holding, Gtd. Notes	7.00	9/30/2026	75,000	[a]	80,625
Allegheny Technologies, Sr. Unscd. Notes	7.88	8/15/2023	75,000		81,094
Barminco Finance, Sr. Scd. Notes	6.63	5/15/2022	15,000	[a]	15,403
Century Aluminum, Scd. Notes	7.50	6/1/2021	50,000	[a]	49,625
Cleveland-Cliffs, Gtd. Notes	5.75	3/1/2025	20,000		20,360
Cleveland-Cliffs, Sr. Unscd. Notes	6.25	10/1/2040	20,000		18,100
Coeur Mining, Gtd. Notes	5.88	6/1/2024	10,000		9,813
Commercial Metals, Gtd. Notes	4.88	5/15/2023	25,000		25,750
Compass Minerals International, Gtd. Notes	4.88	7/15/2024	70,000	[a]	67,594
FMG Resources August 2006, Gtd. Notes	4.75	5/15/2022	80,000	[a]	81,942
FMG Resources August 2006, Gtd. Notes	5.13	5/15/2024	90,000	[a]	93,937
Freeport-McMoRan, Gtd. Notes	3.55	3/1/2022	75,000		75,380
Freeport-McMoRan, Gtd. Notes	3.88	3/15/2023	100,000		100,470
Freeport-McMoRan, Gtd. Notes	4.00	11/14/2021	25,000		25,534
Freeport-McMoRan, Gtd. Notes	4.55	11/14/2024	50,000		51,400
Freeport-McMoRan, Gtd. Notes	5.40	11/14/2034	75,000		72,750
Freeport-McMoRan, Gtd. Notes	5.45	3/15/2043	85,000		79,121
Hecla Mining, Gtd. Notes	6.88	5/1/2021	20,000		19,475
Hudbay Minerals, Gtd. Notes	7.25	1/15/2023	25,000	[a]	25,813
Hudbay Minerals, Gtd. Notes	7.63	1/15/2025	75,000	[a]	78,095
IAMGOLD, Gtd. Notes	7.00	4/15/2025	50,000	[a]	52,750
Mountain Province Diamonds, Scd. Notes	8.00	12/15/2022	15,000	[a]	14,925
Novelis, Gtd. Notes	5.88	9/30/2026	75,000	[a]	77,906
Novelis, Gtd. Notes	6.25	8/15/2024	95,000	[a]	99,752
Steel Dynamics, Gtd. Notes	5.00	12/15/2026	75,000		78,562
United States Steel, Sr. Unscd. Notes	6.25	3/15/2026	25,000		22,906
United States Steel, Sr. Unscd. Notes	6.88	8/15/2025	30,000		29,325
				1,511,622
Real Estate - .2%
Brookfield Property REIT, Sr. Scd. Notes	5.75	5/15/2026	90,000	[a]	93,262
Corecivic, Gtd. Notes	5.00	10/15/2022	60,000		59,025
CoreCivic, Gtd. Notes	4.75	10/15/2027	80,000		69,700
CyrusOne, Gtd. Notes	5.00	3/15/2024	85,000		87,597
CyrusOne, Gtd. Notes	5.38	3/15/2027	25,000		26,688
ESH Hospitality, Gtd. Notes	5.25	5/1/2025	105,000	[a]	108,281
FelCor Lodging, Gtd. Notes	6.00	6/1/2025	50,000		52,563
Iron Mountain, Gtd. Notes	5.25	3/15/2028	100,000	[a]	101,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Real Estate - .2% (continued)
Iron Mountain, Gtd. Notes	5.75	8/15/2024	25,000		25,243
Iron Mountain US Holdings, Gtd. Notes	5.38	6/1/2026	50,000	[a]	50,750
iStar, Sr. Unscd. Bonds	6.00	4/1/2022	100,000		102,750
Mack-Cali Realty, Sr. Unscd. Notes	3.15	5/15/2023	30,000		28,229
MGM Growth Properties Operating Partnership, Gtd. Notes	4.50	9/1/2026	100,000		103,150
MGM Growth Properties Operating Partnership, Gtd. Notes	5.75	2/1/2027	80,000	[a]	86,421
MPT Operating Partnership, Gtd. Notes	5.00	10/15/2027	130,000		134,550
MPT Operating Partnership, Gtd. Notes	5.25	8/1/2026	75,000		78,094
Realogy Group, Gtd. Notes	4.88	6/1/2023	5,000	[a]	4,250
Realogy Group, Gtd. Notes	5.25	12/1/2021	5,000	[a]	4,838
RHP Hotel Properties, Gtd. Notes	5.00	4/15/2023	75,000		77,062
RHP Hotel Properties, Gtd. Notes	5.00	4/15/2021	60,000		60,210
SBA Communications, Sr. Unscd. Notes	4.88	9/1/2024	45,000		46,457
SBA Communications, Sr. Unscd. Notes	4.88	7/15/2022	125,000		126,565
Senior Housing Properties Trust, Sr. Unscd. Notes	4.75	2/15/2028	100,000		98,208
Senior Housing Properties Trust, Sr. Unscd. Notes	4.75	5/1/2024	20,000		20,469
Senior Housing Properties Trust, Sr. Unscd. Notes	6.75	12/15/2021	20,000		21,298
Starwood Property Trust, Sr. Unscd. Notes	3.63	2/1/2021	75,000		75,600
Starwood Property Trust, Sr. Unscd. Notes	4.75	3/15/2025	80,000		81,384
Starwood Property Trust, Sr. Unscd. Notes	5.00	12/15/2021	15,000		15,525
The GEO Group, Gtd. Notes	5.13	4/1/2023	30,000		26,925
The GEO Group, Gtd. Notes	5.88	10/15/2024	30,000		25,200
The GEO Group, Gtd. Notes	6.00	4/15/2026	35,000		28,875
Uniti Group, Gtd. Notes	8.25	10/15/2023	75,000		68,062
Uniti Group, Sr. Scd. Notes	6.00	4/15/2023	75,000	[a]	71,437
Washington Prime Group, Sr. Unscd. Notes	5.95	8/15/2024	105,000		98,700
WeWork Companies, Gtd. Notes	7.88	5/1/2025	45,000	[a]	43,966
				2,202,334
Retailing - .2%
Asbury Automotive Group, Gtd. Notes	6.00	12/15/2024	16,000		16,680
Beacon Roofing Supply, Gtd. Notes	4.88	11/1/2025	100,000	[a]	99,375

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Retailing - .2% (continued)
Carvana, Gtd. Notes	8.88	10/1/2023	70,000	[a]	70,665
Conn's, Gtd. Notes	7.25	7/15/2022	10,000		10,000
DriveTime Automotive Group, Sr. Scd. Notes	8.00	6/1/2021	60,000	[a]	60,818
Golden Nugget, Sr. Unscd. Notes	6.75	10/15/2024	75,000	[a]	77,391
KFC Holding/Pizza Hut Holdings/Taco Bell of America, Gtd. Notes	4.75	6/1/2027	100,000	[a]	102,625
KFC Holding/Pizza Hut Holdings/Taco Bell of America, Gtd. Notes	5.25	6/1/2026	40,000	[a]	41,628
L Brands, Gtd. Notes	6.69	1/15/2027	65,000		64,838
L Brands, Gtd. Notes	6.75	7/1/2036	75,000		66,188
L Brands, Gtd. Notes	6.88	11/1/2035	75,000		67,125
Murphy Oil USA, Gtd. Notes	5.63	5/1/2027	50,000		52,500
New Red Finance, Scd. Notes	5.00	10/15/2025	100,000	[a]	102,250
New Red Finance, Sr. Scd. Notes	4.25	5/15/2024	150,000	[a]	153,678
Penske Automotive Group, Gtd. Notes	5.50	5/15/2026	85,000		88,294
Petsmart, Gtd. Notes	7.13	3/15/2023	85,000	[a]	79,687
Petsmart, Sr. Scd. Notes	5.88	6/1/2025	51,000	[a]	50,674
Rite Aid, Gtd. Notes	6.13	4/1/2023	100,000	[a]	84,750
Sonic Automotive, Gtd. Notes	5.00	5/15/2023	75,000		75,922
Staples, Sr. Scd. Notes	7.50	4/15/2026	90,000	[a]	92,250
Staples, Sr. Unscd. Notes	10.75	4/15/2027	90,000	[a]	93,375
The Gap, Sr. Unscd. Bonds	5.95	4/12/2021	75,000		78,143
Yum! Brands, Sr. Unscd. Notes	3.75	11/1/2021	55,000		55,688
Yum! Brands, Sr. Unscd. Notes	3.88	11/1/2023	30,000		30,675
Yum! Brands, Sr. Unscd. Notes	3.88	11/1/2020	15,000		15,188
				1,730,407
Semiconductors & Semiconductor Equipment - .0%
Advanced Micro Devices, Sr. Unscd. Notes	7.50	8/15/2022	65,000		73,694
Sensata Technologies UK Financing, Gtd. Notes	6.25	2/15/2026	75,000	[a]	79,781
				153,475
Technology Hardware & Equipment - .1%
Banff Merger Sub, Sr. Unscd. Notes	9.75	9/1/2026	85,000	[a]	76,447
Booz Allen Hamilton, Gtd. Notes	5.13	5/1/2025	50,000	[a]	51,565
Dell, Sr. Unscd. Bonds	4.63	4/1/2021	45,000		46,378
Diebold Nixdorf, Gtd. Notes	8.50	4/15/2024	15,000		14,756
Harland Clarke Holdings, Sr. Unscd. Notes	9.25	3/1/2021	50,000	[a]	48,250
Leidos Holdings, Sr. Scd. Notes, Ser. 1	5.95	12/1/2040	30,000		30,563

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Technology Hardware & Equipment - .1% (continued)
NCR, Gtd. Notes	4.63	2/15/2021	25,000		25,094
NCR, Gtd. Notes	5.00	7/15/2022	25,000		25,211
Western Digital, Gtd. Notes	4.75	2/15/2026	90,000		89,212
				407,476
Telecommunication Services - .4%
Altice France, Sr. Scd. Notes	7.38	5/1/2026	300,000	[a]	318,060
CenturyLink, Sr. Unscd. Notes, Ser. Y	7.50	4/1/2024	50,000		54,860
Cincinnati Bell, Gtd. Notes	7.00	7/15/2024	25,000	[a]	21,500
CommScope, Gtd. Notes	5.50	6/15/2024	75,000	[a]	69,187
CommScope, Gtd. Notes	8.25	3/1/2027	40,000	[a]	39,550
CommScope Technologies, Gtd. Notes	5.00	3/15/2027	30,000		25,453
CommScope Technologies, Gtd. Notes	6.00	6/15/2025	75,000	[a]	68,625
Consolidated Communications, Gtd. Notes	6.50	10/1/2022	20,000		18,232
Embarq, Sr. Unscd. Notes	8.00	6/1/2036	50,000		48,875
Ericsson, Sr. Unscd. Notes	4.13	5/15/2022	100,000		103,275
Frontier Communications, Scd. Notes	8.50	4/1/2026	75,000	[a]	73,477
Frontier Communications, Sr. Unscd. Notes	7.63	4/15/2024	50,000		27,815
Frontier Communications, Sr. Unscd. Notes	9.00	8/15/2031	50,000		27,375
Frontier Communications, Sr. Unscd. Notes	10.50	9/15/2022	85,000		53,550
Frontier Communications, Sr. Unscd. Notes	11.00	9/15/2025	200,000		117,000
GTT Communications, Gtd. Notes	7.88	12/31/2024	25,000	[a]	19,563
Hughes Satellite Systems, Gtd. Notes	6.63	8/1/2026	75,000		81,072
Hughes Satellite Systems, Gtd. Notes	7.63	6/15/2021	40,000		43,045
Hughes Satellite Systems, Sr. Scd. Notes	5.25	8/1/2026	75,000		79,744
Inmarsat Finance, Gtd. Notes	4.88	5/15/2022	125,000	[a]	126,627
Intelsat Connect Finance, Gtd. Notes	9.50	2/15/2023	110,000	[a]	99,242
Intelsat Jackson Holdings, Gtd. Bonds	5.50	8/1/2023	90,000		83,362
Intelsat Jackson Holdings, Gtd. Notes	9.75	7/15/2025	150,000	[a]	156,000
Intelsat Jackson Holdings, Sr. Scd. Notes	8.00	2/15/2024	75,000	[a]	78,101
Intelsat Luxembourg, Gtd. Bonds	8.13	6/1/2023	45,000		36,549
Level 3 Financing, Gtd. Notes	5.38	8/15/2022	25,000		25,188
Nokia, Sr. Unscd. Notes	3.38	6/12/2022	50,000		50,916
Nokia, Sr. Unscd. Notes	6.63	5/15/2039	50,000		56,250
Qwest, Sr. Unscd. Debs.	6.88	9/15/2033	125,000		124,581

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Telecommunication Services - .4% (continued)
Qwest, Sr. Unscd. Notes	7.25	9/15/2025	50,000		56,059
Sprint, Gtd. Notes	7.13	6/15/2024	225,000		246,094
Sprint, Gtd. Notes	7.63	3/1/2026	60,000		67,202
Sprint, Gtd. Notes	7.63	2/15/2025	60,000		66,602
Sprint, Gtd. Notes	7.88	9/15/2023	200,000		222,750
Sprint Capital, Gtd. Notes	6.88	11/15/2028	125,000		137,812
Sprint Capital, Gtd. Notes	8.75	3/15/2032	100,000		124,625
Sprint Communications, Sr. Unscd. Notes	6.00	11/15/2022	95,000		101,175
Telecom Italia Capital, Gtd. Notes	6.38	11/15/2033	100,000		105,520
Telecom Italia Capital, Gtd. Notes	7.20	7/18/2036	70,000		78,400
Telesat, Gtd. Notes	8.88	11/15/2024	5,000	[a]	5,413
T-Mobile USA, Gtd. Bonds	6.50	1/15/2026	100,000		106,720
T-Mobile USA, Gtd. Notes	4.00	4/15/2022	100,000		102,000
T-Mobile USA, Gtd. Notes	4.75	2/1/2028	70,000		72,187
T-Mobile USA, Gtd. Notes	5.13	4/15/2025	20,000		20,725
T-Mobile USA, Gtd. Notes	5.38	4/15/2027	100,000		106,500
				3,746,858
Transportation - .0%
XPO Logistics, Gtd. Notes	6.13	9/1/2023	25,000	[a]	25,790
XPO Logistics, Gtd. Notes	6.50	6/15/2022	40,000	[a]	40,735
XPO Logistics, Gtd. Notes	6.75	8/15/2024	25,000	[a]	26,711
				93,236
Utilities - .1%
AES, Sr. Unscd. Notes	4.00	3/15/2021	20,000		20,350
AES, Sr. Unscd. Notes	4.88	5/15/2023	30,000		30,451
AES, Sr. Unscd. Notes	5.13	9/1/2027	95,000		100,804
AmeriGas Partners, Sr. Unscd. Notes	5.63	5/20/2024	75,000		79,969
AmeriGas Partners, Sr. Unscd. Notes	5.88	8/20/2026	75,000		79,875
Calpine, Sr. Scd. Notes	5.25	6/1/2026	130,000	[a]	131,790
Calpine, Sr. Scd. Notes	5.88	1/15/2024	75,000	[a]	76,875
Calpine, Sr. Unscd. Notes	5.75	1/15/2025	170,000		170,637
Clearway Energy Operating, Gtd. Notes	5.38	8/15/2024	75,000		77,070
InterGen, Sr. Scd. Notes	7.00	6/30/2023	75,000	[a]	69,750
Midland Cogeneration Venture, Sr. Scd. Notes	6.00	3/15/2025	15,073	[a]	15,165
NRG Energy, Gtd. Notes	6.63	1/15/2027	75,000		80,245
NRG Energy, Gtd. Notes	7.25	5/15/2026	75,000		81,253
Talen Energy Supply, Gtd. Notes	10.50	1/15/2026	50,000	[a]	47,125
TransAlta, Sr. Unscd. Notes	4.50	11/15/2022	95,000		97,510
TransAlta, Sr. Unscd. Notes	6.50	3/15/2040	25,000		25,263
Vistra Energy, Gtd. Notes	7.63	11/1/2024	28,000		29,435

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.1% (continued)
Utilities - .1% (continued)
Vistra Operations, Sr. Unscd. Notes	5.63	2/15/2027	75,000	[a]	79,406
				1,292,973
Total Bonds and Notes (cost $49,987,040)			49,871,639
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .1%
Put Options - .1%
Standard & Poor's 500 E-mini, Contracts 1,004	2,600	10/18/2019	130,520,000		632,520
Standard & Poor's 500 E-mini, Contracts 1,053	2,575	9/20/2019	135,573,750		300,105
Total Options Purchased (cost $1,802,496)			932,625
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 88.5%
U.S. Government Securities
U.S. Treasury Bills	2.18	9/19/2019	338,013,500	[b]	337,117,889
U.S. Treasury Bills	2.19	10/3/2019	236,095,100	[b]	235,264,222
U.S. Treasury Bills	2.12	9/12/2019	39,640,000	[b,c]	39,550,590
U.S. Treasury Bills	2.36	8/22/2019	259,505,400	[b]	259,201,003
Total Short-Term Investments (cost $870,928,509)			871,133,704
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 5.3%
Registered Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $52,193,744)	2.28		52,193,744	[d]	52,193,744
Total Investments (cost $974,911,789)			99.0%	974,131,712
Cash and Receivables (Net)			1.0%	9,444,517
Net Assets			100.0%	983,576,229

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $23,068,668 or 2.35% of net assets.

b Security is a discount security. Income is recognized through the accretion of discount.

c Held by a counterparty for open exchange traded derivative contracts.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	49,871,639	-	49,871,639
Investment Companies	52,193,744	-	-	52,193,744
U.S. Treasury	-	871,133,704	-	871,133,704
Other Financial Instruments:
Futures††	9,863,505	-	-	9,863,505
Forward Foreign Currency Exchange Contracts††	-	10,513,988	-	10,513,988
Options Purchased	932,625	-	-	932,625
Swaps††	-	54,368	-	54,368
Liabilities ($)
Other Financial Instruments:
Futures††	(10,372,842)	-	-	(10,372,842)
Forward Foreign Currency Exchange Contracts††	-	(7,144,378)	-	(7,144,378)
Options Written	(1,034,405)	-	-	(1,034,405)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Dynamic Total Return Fund

July 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Amsterdam Exchange Index	83	8/19	10,462,806[a]	10,452,750	(10,056)
Brent Crude	59	10/19	3,656,866[b]	3,780,720	123,854
Canadian 10 Year Bond	281	9/19	30,360,534[a]	30,299,371	(61,163)
Chicago SRW Wheat	46	12/19	1,159,510[b]	1,134,475	(25,035)
Cocoa	219	12/19	5,495,250[b]	5,256,000	(239,250)
Copper	2	12/19	134,257[b]	133,800	(457)
Corn No.2 Yellow	658	12/19	14,719,489[b]	13,489,000	(1,230,489)
Crude Soybean Oil	668	12/19	11,191,320[b]	11,314,584	123,264
DAX	9	9/19	3,021,551[a]	3,034,854	13,303
FTSE 100	1,279	9/19	115,173,013[a]	117,206,557	2,033,544
FTSE/MIB Index	219	9/19	25,644,411[a]	25,918,512	274,101
Gasoline	147	11/19	10,418,013[b]	10,123,508	(294,505)
Gold 100 oz	107	12/19	14,511,401[b]	15,384,460	873,059
Hang Seng	174	8/19	31,378,476[a]	30,848,400	(530,076)
IBEX 35 Index	199	8/19	20,086,116[a]	19,780,108	(306,008)
Japanese 10 Year Bond	158	9/19	223,116,223[a]	223,369,795	253,572
Live Cattle	11	10/19	464,864[b]	473,660	8,796
LME Primary Nickel	8	12/19	674,856[b]	697,200	22,344
LME Refined Pig Lead	3	12/19	149,484[b]	151,050	1,566
LME Zinc	5	12/19	306,640[b]	305,500	(1,140)
Low Sulphur Gas oil	21	12/19	1,338,480[b]	1,258,425	(80,055)
Mini MSCI Emerging Markets Index	417	9/19	21,003,712	21,383,760	380,048
NYMEX Palladium	11	12/19	1,687,963[b]	1,675,740	(12,223)
Platinum	155	10/19	6,263,436[b]	6,811,475	548,039
S&P/Toronto Stock Exchange 60 Index	418	9/19	62,240,594[a]	61,981,058	(259,536)
Standard & Poor's 500 E-mini	902	9/19	131,729,312	134,501,730	2,772,418
Topix	361	9/19	51,096,061[a]	51,964,886	868,825
U.S. Treasury 10 Year Notes	2,656	9/19	338,451,762	338,432,513	(19,249)
Futures Short
ASX SPI 200	420	9/19	47,385,500[a]	48,482,230	(1,096,730)
Australian 10 Year Bond	1,078	9/19	105,521,039[a]	107,056,051	(1,535,012)
CAC 40 10 Euro	124	8/19	7,677,040[a]	7,575,135	101,905
Coffee "C"	9	12/19	369,025[b]	348,638	20,387
Cotton No.2	271	12/19	8,857,756[b]	8,650,320	207,436
Crude Oil	51	11/19	3,073,727[b]	2,983,500	90,227

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short (continued)
Euro-Bond	1,156	9/19	219,773,778[a]	224,035,678	(4,261,900)
Hard Red Winter Wheat	312	12/19	7,473,137[b]	6,871,800	601,337
Lean Hog	14	10/19	448,419[b]	397,600	50,819
LME Primary Aluminum	69	12/19	3,201,824[b]	3,126,994	74,830
Long Gilt	520	9/19	83,627,395[a]	83,997,973	(370,578)
NY Harbor ULSD	89	11/19	7,477,979[b]	7,401,614	76,365
Soybean	151	11/19	6,778,772[b]	6,655,325	123,447
Soybean Meal	221	12/19	6,957,379[b]	6,749,340	208,039
Sugar No.11	597	2/20	8,786,668[b]	8,826,048	(39,380)
Swiss Market Index	54	9/19	5,392,705[a]	5,380,725	11,980
Gross Unrealized Appreciation				9,863,505
Gross Unrealized Depreciation				(10,372,842)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Dynamic Total Return Fund

July 31, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	Value ($)
Call Options:
Standard & Poor's 500 E-mini, Contracts 408	3,110	9/6/19	63,444,000	(65,280)
Standard & Poor's 500 E-mini, Contracts 333	3,060	8/9/19	50,949,000	(20,813)
Standard & Poor's 500 E-mini, Contracts 413	3,105	8/16/19	64,118,250	(8,260)
Standard & Poor's 500 E-mini, Contracts 416	3,075	8/23/19	63,960,000	(78,000)
Put Options:
Standard & Poor's 500 E-mini, Contracts 408	2,865	9/6/19	58,446,000	(418,200)
Standard & Poor's 500 E-mini, Contracts 333	2,830	8/9/19	47,119,500	(62,437)
Standard & Poor's 500 E-mini, Contracts 413	2,860	8/16/19	59,059,000	(179,655)
Standard & Poor's 500 E-mini, Contracts 416	2,830	8/23/19	58,864,000	(201,760)
Total Options Written (premiums received $1,288,307)				(1,034,405)

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Dynamic Total Return Fund

July 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of Montreal
United States Dollar	19,789,859	Swiss Franc	19,367,113	9/18/19	225,261
United States Dollar	56,882	Japanese Yen	6,127,041	9/18/19	353
Australian Dollar	33,598,000	United States Dollar	23,591,171	9/18/19	(576,075)
United States Dollar	4,000,394	Australian Dollar	5,727,342	9/18/19	77,085
New Zealand Dollar	12,804,933	United States Dollar	8,490,183	9/18/19	(73,783)
United States Dollar	8,702,344	New Zealand Dollar	12,972,000	9/18/19	176,134
United States Dollar	10,834,904	Canadian Dollar	14,349,205	9/18/19	(47,627)
Norwegian Krone	87,199,238	United States Dollar	10,217,623	9/18/19	(358,582)
United States Dollar	15,011,314	British Pound	11,790,137	9/18/19	638,413
Euro	5,983,623	United States Dollar	6,823,628	9/18/19	(173,307)
United States Dollar	7,347,540	Euro	6,423,000	9/18/19	208,886
Swedish Krona	94,839,000	United States Dollar	10,290,301	9/18/19	(437,732)
United States Dollar	6,988,989	Swedish Krona	65,335,507	9/18/19	201,458
Citigroup
Euro	35,027,503	United States Dollar	39,835,447	9/18/19	(905,163)
United States Dollar	57,758,966	Euro	51,531,000	9/18/19	486,358
Australian Dollar	75,991,000	United States Dollar	53,182,654	9/18/19	(1,127,764)
United States Dollar	13,045,704	Australian Dollar	18,677,133	9/18/19	251,609
New Zealand Dollar	16,806,471	United States Dollar	11,142,186	9/18/19	(95,663)
Swiss Franc	7,575,000	United States Dollar	7,715,427	9/18/19	(63,185)
United States Dollar	21,640,686	Swiss Franc	21,253,332	9/18/19	170,635
British Pound	6,859,000	United States Dollar	8,413,832	9/18/19	(52,290)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup (continued)
United States Dollar	58,901,405	British Pound	46,676,553	9/18/19	1,999,822
Canadian Dollar	40,651,000	United States Dollar	31,091,478	9/18/19	(261,493)
United States Dollar	14,217,963	Canadian Dollar	18,833,327	9/18/19	(65,356)
Swedish Krona	45,916,000	United States Dollar	4,922,226	9/18/19	(152,136)
United States Dollar	9,167,947	Swedish Krona	85,752,852	9/18/19	259,313
Japanese Yen	1,855,096,000	United States Dollar	17,176,040	9/18/19	(60,647)
United States Dollar	36,505,552	Japanese Yen	3,924,658,736	9/18/19	296,064
Norwegian Krone	35,788,245	United States Dollar	4,149,289	9/18/19	(102,949)
United States Dollar	18,728,187	Norwegian Krone	160,268,000	9/18/19	607,744
Credit Suisse International
United States Dollar	74,655	Japanese Yen	8,041,736	9/18/19	461
Norwegian Krone	35,788,245	United States Dollar	4,150,348	9/18/19	(104,008)
Euro	7,853,503	United States Dollar	8,956,096	9/18/19	(227,552)
United States Dollar	5,250,341	Australian Dollar	7,517,133	9/18/19	101,001
United States Dollar	19,550,069	Swiss Franc	19,182,332	9/18/19	172,136
New Zealand Dollar	16,806,471	United States Dollar	11,143,346	9/18/19	(96,823)
United States Dollar	8,803,486	British Pound	6,906,553	9/18/19	383,974
United States Dollar	14,220,615	Canadian Dollar	18,833,327	9/18/19	(62,704)
United States Dollar	9,173,054	Swedish Krona	85,752,852	9/18/19	264,420
Goldman Sachs
United States Dollar	74,657	Japanese Yen	8,041,736	9/18/19	463
United States Dollar	19,546,423	Swiss Franc	19,182,332	9/18/19	168,490
Canadian Dollar	5,999,000	United States Dollar	4,582,468	9/18/19	(32,787)
United States Dollar	14,219,294	Canadian Dollar	18,833,327	9/18/19	(64,025)
Australian Dollar	22,929,000	United States Dollar	16,181,500	9/18/19	(474,817)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Goldman Sachs (continued)
United States Dollar	5,250,266	Australian Dollar	7,517,133	9/18/19	100,926
Swiss Franc	8,740	United States Dollar	8,820	8/6/19	(27)
Norwegian Krone	35,788,245	United States Dollar	4,150,685	9/18/19	(104,345)
United States Dollar	5,979,141	Norwegian Krone	51,359,000	9/18/19	172,318
United States Dollar	9,173,800	Swedish Krona	85,752,852	9/18/19	265,166
New Zealand Dollar	16,806,471	United States Dollar	11,141,581	9/18/19	(95,058)
Euro	7,853,503	United States Dollar	8,956,936	9/18/19	(228,392)
United States Dollar	23,466,013	British Pound	18,624,553	9/18/19	761,540
Morgan Stanley
Japanese Yen	688,786,000	United States Dollar	6,373,990	9/18/19	(19,147)
United States Dollar	74,657	Japanese Yen	8,041,736	9/18/19	463
Swiss Franc	4,799,000	United States Dollar	4,877,578	9/18/19	(29,643)
United States Dollar	19,547,479	Swiss Franc	19,182,332	9/18/19	169,546
Norwegian Krone	35,788,245	United States Dollar	4,150,382	9/18/19	(104,042)
United States Dollar	6,771,656	Norwegian Krone	58,517,000	9/18/19	155,526
Australian Dollar	11,302,000	United States Dollar	7,882,207	9/18/19	(140,180)
United States Dollar	5,250,341	Australian Dollar	7,517,133	9/18/19	101,001
New Zealand Dollar	16,806,471	United States Dollar	11,144,875	9/18/19	(98,352)
Euro	7,853,503	United States Dollar	8,956,056	9/18/19	(227,512)
United States Dollar	18,193,652	Euro	16,231,000	9/18/19	154,187
United States Dollar	14,220,593	Canadian Dollar	18,833,327	9/18/19	(62,726)
United States Dollar	8,803,714	British Pound	6,906,553	9/18/19	384,202
United States Dollar	9,173,243	Swedish Krona	85,752,852	9/18/19	264,609
Societe Generale
New Zealand Dollar	5,864,000	United States Dollar	3,823,973	9/18/19	30,305

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Societe Generale (continued)
United States Dollar	8,039,529	Australian Dollar	11,664,000	9/18/19	49,527
British Pound	4,324,000	United States Dollar	5,417,107	9/18/19	(145,886)
United States Dollar	21,145,368	British Pound	16,706,000	9/18/19	779,729
Japanese Yen	2,650,337,000	United States Dollar	24,617,809	9/18/19	(165,404)
United States Dollar	11,183,433	Norwegian Krone	97,179,000	9/18/19	196,046
Euro	5,540,000	United States Dollar	6,264,465	9/18/19	(107,196)
United States Dollar	19,457,769	Euro	17,389,000	9/18/19	131,279
Canadian Dollar	24,606,000	United States Dollar	18,553,814	9/18/19	107,538
Gross Unrealized Appreciation					10,513,988
Gross Unrealized Depreciation					(7,144,378)

See notes to consolidated financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Dynamic Total Return Fund

July 31, 2019 (Unaudited)

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Sold Contracts:[2]
Markit CDX North America High Yield Index Series 32 Received Fixed Rate of 5.00 3 Month	6/20/24	3,465,000	259,928	225,773	54,368
Gross Unrealized Appreciation				54,368

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to consolidated financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

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market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

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Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

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As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the

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termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At July 31, 2019, accumulated net unrealized depreciation on investments was $780,077, consisting of $1,184,361 gross unrealized appreciation and $1,964,438 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.